INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Accumulated foreign currency translation differences	$ (5,351)	$ (2,961)
Accumulated other comprehensive income	$ (5,351)	$ (2,961)